Unaudited Condensed Interim Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current
Cash	$ 755,238	$ 503,562	$ 3,838,650
Cash held in trust		574	3,216
Trade and other receivables	1,655,084	1,399,977	370,537
Prepayments	388,311	1,698,022	391,649
Loans receivable			451,529
Total Current Assets	2,798,633	3,602,135	5,055,581
Non-Current
Property, plant and equipment	3,482,379	2,365,831	2,339,182
Right-of-use assets	153,163	227,589
Intangible assets and goodwill			15,827
Loan receivable			503,493
Total Non-Current Assets	3,635,542	2,593,420	2,858,502
Total Assets	6,434,175	6,195,555	7,914,083
Current
Trade and other payables	3,575,873	3,309,037	2,982,499
Lease liability	118,388	187,442
Loans and borrowings	1,026,919	1,006,920	352,814
Convertible promissory notes	7,000,000	1,055,420
Due to related parties	759,995	640,546	302,232
Total Current Liabilities	12,481,175	6,199,365	3,637,545
Non-Current
Lease liability	199,155	208,679
Secured promissory notes	6,082,383	7,633,966
Secured convertible debenture	4,143,982	4,143,982
Total Non-Current Liabilities	10,425,520	11,986,627
Total Liabilities	22,906,695	18,185,992	3,637,545
Shareholders’ Deficit
Common shares	74,871,042	73,555,097	63,319,398
Other reserves	3,370	3,370	24,423
Accumulated deficit	(109,288,510)	(103,091,953)	(57,459,061)
Accumulated other comprehensive loss	(1,856,383)	(2,304,665)	(1,608,222)
Non-controlling interest	(1,255,116)	(1,205,363)
Total Shareholders’ Deficit	(16,472,520)	(11,990,437)	4,276,538
Total Liabilities and Shareholders’ Deficit	6,434,175	6,195,555	7,914,083
Class A Special Shares
Shareholders’ Deficit
Common shares	597,836	597,836
Class B Special Shares
Shareholders’ Deficit
Common shares	$ 20,455,241	$ 20,455,241